Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2024 m² / $
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	3,961
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	7,987
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,672
Miraflores - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	3,589
Miraflores - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,961
Miraflores - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	4,699
Ate Vitarte - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,183
Ate Vitarte - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,546
Ate Vitarte - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,357
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,076
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,398
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,268
Piura | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	672
Piura | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	797
Piura | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	724